Short-term and Long-term Debt - Summary of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 25,348	¥ 36,495
Less: Current portion	(1,126)	(4,444)
Non-current portion	24,222	32,051
Bank loans—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	7,351	8,199
Bank loans—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	6,975	7,738
Bank loans—unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	224	288
Bank loans—unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	152	173
Other loans—unsecured [member] | Medium term note [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	4,996	4,995
Other loans—unsecured [member] | Company bonds – unsecured [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	2,000
Other loans—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1	1
Loans from China Telecom Group—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 11,000	¥ 23,300